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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    06/30/94


Institutional Investment Manager:

BOSTON SAFE DEPOSIT AND TRUST COMPANY
ONE BOSTON PLACE
BOSTON                                            MA            02106-0000


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    LYNNE E. LARKIN                GENERAL COUNSEL              617-722-6937


Signature, Place and Date of Signing:

/s/ LYNNE E. LARKIN                BOSTON                       MA    08/11/94


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620

























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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